Loan impairment provisions (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Loan impairment provisions
Financial Assets	£ 690,338		£ 692,673
Cash and balances at central banks	115,833		104,262
Other contingent liabilities
Loan impairment provisions
ECL (release)/charge	4	£ (3)
Other financial assets
Loan impairment provisions
Financial Assets	52,604		51,102
ECL (release)/charge	(6)	(5)
Off-Balance Sheet Exposures | Impairment
Loan impairment provisions
Financial Assets	(100)		(100)
FVOCI
Loan impairment provisions
Financial Assets	27,954		28,699
FVOCI | Impairment
Loan impairment provisions
Financial Assets	(4)		(9)
FVOCI | Other financial assets
Loan impairment provisions
Financial Assets	27,954		£ 28,699
ECL (release)/charge	£ (5)	1
Loans and advances | Financial assets at amortised cost and fair value through other comprehensive income
Loan impairment provisions
ECL provision coverage	0.86%		0.93%
ECL (release)/charge	£ 48	223
Loans and advances | Financial assets at amortised cost and fair value through other comprehensive income | Gross carrying amount
Loan impairment provisions
Financial Assets	388,947		£ 392,040
Loans and advances | Financial assets at amortised cost and fair value through other comprehensive income | Impairment
Loan impairment provisions
Financial Assets	(3,343)		(3,645)
Cash at central banks | Assets within the scope of the ECL framework
Loan impairment provisions
Financial Assets	114,800		103,100
Debt securities | Assets within the scope of the ECL framework
Loan impairment provisions
Financial Assets	£ 51,400		£ 50,100
12-month expected credit losses | Not credit impaired | Loans and advances | Financial assets at amortised cost and fair value through other comprehensive income
Loan impairment provisions
ECL provision coverage	0.17%		0.20%
ECL (release)/charge	£ (364)	(209)
12-month expected credit losses | Not credit impaired | Loans and advances | Financial assets at amortised cost and fair value through other comprehensive income | Gross carrying amount
Loan impairment provisions
Financial Assets	345,847		£ 348,586
12-month expected credit losses | Not credit impaired | Loans and advances | Financial assets at amortised cost and fair value through other comprehensive income | Impairment
Loan impairment provisions
Financial Assets	£ (585)		£ (709)
Lifetime expected credit losses | Not credit impaired | Loans and advances | Financial assets at amortised cost and fair value through other comprehensive income
Loan impairment provisions
ECL provision coverage	2.15%		2.58%
ECL (release)/charge	£ 190	296
Lifetime expected credit losses | Not credit impaired | Loans and advances | Financial assets at amortised cost and fair value through other comprehensive income | Individually assessed
Loan impairment provisions
Amounts written off	64	22
Lifetime expected credit losses | Not credit impaired | Loans and advances | Financial assets at amortised cost and fair value through other comprehensive income | Gross carrying amount
Loan impairment provisions
Financial Assets	37,288		£ 37,891
Lifetime expected credit losses | Not credit impaired | Loans and advances | Financial assets at amortised cost and fair value through other comprehensive income | Impairment
Loan impairment provisions
Financial Assets	£ (802)		£ (976)
Lifetime expected credit losses | Credit impaired | Loans and advances | Financial assets at amortised cost and fair value through other comprehensive income
Loan impairment provisions
ECL provision coverage	33.65%		35.23%
ECL (release)/charge	£ 222	136
Amounts written off	369	122
Lifetime expected credit losses | Credit impaired | Loans and advances | Financial assets at amortised cost and fair value through other comprehensive income | Individually assessed
Loan impairment provisions
ECL (release)/charge	80	13
Lifetime expected credit losses | Credit impaired | Loans and advances | Financial assets at amortised cost and fair value through other comprehensive income | Collectively assessed
Loan impairment provisions
ECL (release)/charge	142	123
Amounts written off	305	£ 100
Lifetime expected credit losses | Credit impaired | Loans and advances | Financial assets at amortised cost and fair value through other comprehensive income | Gross carrying amount
Loan impairment provisions
Financial Assets	5,812		£ 5,563
Lifetime expected credit losses | Credit impaired | Loans and advances | Financial assets at amortised cost and fair value through other comprehensive income | Gross carrying amount | Individually assessed
Loan impairment provisions
Financial Assets	1,216		1,031
Lifetime expected credit losses | Credit impaired | Loans and advances | Financial assets at amortised cost and fair value through other comprehensive income | Gross carrying amount | Collectively assessed
Loan impairment provisions
Financial Assets	4,596		4,532
Lifetime expected credit losses | Credit impaired | Loans and advances | Financial assets at amortised cost and fair value through other comprehensive income | Impairment
Loan impairment provisions
Financial Assets	(1,956)		(1,960)
Lifetime expected credit losses | Credit impaired | Loans and advances | Financial assets at amortised cost and fair value through other comprehensive income | Impairment | Individually assessed
Loan impairment provisions
Financial Assets	(366)		(332)
Lifetime expected credit losses | Credit impaired | Loans and advances | Financial assets at amortised cost and fair value through other comprehensive income | Impairment | Collectively assessed
Loan impairment provisions
Financial Assets	£ (1,590)		£ (1,628)